Document and Entity Information	Jun. 21, 2021	Feb. 09, 2021
Document and Entity Information
Document Type	8-K/A
Document Period End Date	Jun. 21, 2021
Entity Registrant Name	NCR CORP
Entity File Number	001-00395
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	31-0387920
Entity Address, Address Line One	864 Spring Street NW
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30308
City Area Code	937
Local Phone Number	445-1936
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	NCR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key		0000070866
Amendment Flag		false
Document Amendment Filing Date	Sep. 01, 2021